Document and Entity Information	Jan. 22, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	TIAA-CREF LIFE FUNDS
Entity Central Index Key	0001068204
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 22, 2024
Document Effective Date	Jan. 22, 2024
Prospectus Date	May 01, 2023
Growth & Income Fund | Growth & Income Fund
Prospectus:
Trading Symbol	TLGWX